Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 894.1	$ 1,898.8	$ 1,882.4
Ending balance	2,075.6	894.1	1,898.8
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,653.3	3,740.2	3,635.0
Additions	121.4	283.3	290.3
Additions -business combination	31.0
Contributions from suppliers		(4.5)	(125.5)
Disposals	(2.5)	(2.0)	(3.4)
Reclassifications			(6.1)
Impairment	(2.9)	(55.6)	(58.5)
Interest on capitalized assets	0.9	6.8	10.0
Assets held for sale	1,200.6	(2,314.5)
Translation adjustments	(2.2)	(0.4)	(1.6)
Ending balance	2,999.6	1,653.3	3,740.2
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(759.2)	(1,841.4)	(1,752.6)
Amortization	(128.5)	(95.9)	(112.8)
Amortization -business combination	(1.2)
Amortization of contribution from suppliers	8.3	22.4	22.0
Disposals	1.7	1.2	2.2
Reclassifications			1.4
Interest on capitalized assets	(1.1)	(2.4)	(1.6)
Assets held for sale	(43.1)	1,156.9
Translation adjustments	(0.9)
Ending balance	(924.0)	(759.2)	(1,841.4)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	862.7	793.4
Ending balance	1,065.5	0.0	862.7
Internally generated [member] | Commercial [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		1,916.3	1,825.2
Additions	63.3	188.2	209.3
Contributions from suppliers		(4.5)	(125.5)
Interest on capitalized assets		4.9	7.3
Assets held for sale	1,062.7	(2,104.9)
Ending balance	1,126.0		1,916.3
Internally generated [member] | Commercial [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	0.0	(1,053.6)	(1,031.8)
Amortization	(46.6)	(3.1)	(29.6)
Amortization of contribution from suppliers		1.0	8.0
Interest on capitalized assets		0.0	(0.2)
Assets held for sale	(13.9)	1,055.7
Ending balance	(60.5)	0.0	(1,053.6)
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	742.2	829.0	882.0
Ending balance	750.8	742.2	829.0
Internally generated [member] | Executive [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,292.3	1,341.2	1,355.7
Additions	13.5	31.3	41.3
Impairment	6.6	(55.6)	(58.5)
Interest on capitalized assets	0.9	1.9	2.7
Assets held for sale	26.5	(26.5)
Ending balance	1,339.8	1,292.3	1,341.2
Internally generated [member] | Executive [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(550.1)	(512.2)	(473.7)
Amortization	(28.3)	(75.1)	(51.1)
Amortization of contribution from suppliers	8.3	21.4	14.0
Interest on capitalized assets	(1.1)	(2.4)	(1.4)
Assets held for sale	(17.8)	18.2
Ending balance	(589.0)	(550.1)	(512.2)
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	16.5	11.0	5.6
Ending balance	8.5	16.5	11.0
Internally generated [member] | Defense and Security [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	49.3	43.4	33.5
Additions	2.7	5.9	4.0
Reclassifications			5.9
Ending balance	52.0	49.3	43.4
Internally generated [member] | Defense and Security [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(32.8)	(32.4)	(27.9)
Amortization	(10.7)	(0.4)	(1.8)
Reclassifications			(2.7)
Ending balance	(43.5)	(32.8)	(32.4)
Internally generated [member] | All Other Segments [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2.3	2.3	4.7
Ending balance	3.1	2.3	2.3
Internally generated [member] | All Other Segments [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3.6	3.5	5.8
Additions	1.0	0.1	0.1
Reclassifications			(2.4)
Ending balance	4.6	3.6	3.5
Internally generated [member] | All Other Segments [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1.3)	(1.2)	(1.1)
Amortization	(0.2)	(0.1)	(0.1)
Ending balance	(1.5)	(1.3)	(1.2)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.7	3.4	7.1
Ending balance	7.1	5.7	3.4
Not internally generated [member] | Development [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	9.4	6.3	13.9
Additions	1.8	3.1	2.5
Disposals	(0.6)		0.0
Reclassifications			(10.1)
Translation adjustments	0.1
Ending balance	10.7	9.4	6.3
Not internally generated [member] | Development [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3.7)	(2.9)	(6.8)
Amortization	0.0	(0.8)	(0.9)
Disposals	0.1
Reclassifications			4.8
Ending balance	(3.6)	(3.7)	(2.9)
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	48.1	117.5	136.4
Ending balance	95.7	48.1	117.5
Not internally generated [member] | Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	213.7	350.3	343.3
Additions	3.1	19.3	8.0
Additions -business combination	9.4
Disposals	(1.9)	(2.0)	(3.4)
Reclassifications			2.4
Assets held for sale	82.2	(153.9)
Translation adjustments	1.6
Ending balance	308.1	213.7	350.3
Not internally generated [member] | Computer software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(165.6)	(232.8)	(206.9)
Amortization	(38.1)	(14.4)	(28.1)
Disposals	1.6	1.2	2.2
Assets held for sale	(8.8)	80.4
Translation adjustments	(1.5)
Ending balance	(212.4)	(165.6)	(232.8)
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.0	10.4	12.0
Ending balance	21.7	10.0	10.4
Not internally generated [member] | Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	10.0	10.4	12.0
Additions -business combination	13.8
Impairment			0.0
Translation adjustments	(2.1)	(0.4)	(1.6)
Ending balance	21.7	10.0	10.4
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	69.3	62.5	41.2
Ending balance	123.2	69.3	62.5
Not internally generated [member] | Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	75.0	68.8	45.6
Additions	36.0	35.4	25.1
Additions -business combination	7.8
Reclassifications			(1.9)
Impairment	(9.5)		0.0
Assets held for sale	29.2	(29.2)
Translation adjustments	(1.8)		0.0
Ending balance	136.7	75.0	68.8
Not internally generated [member] | Other intangible assets [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5.7)	(6.3)	(4.4)
Amortization	(4.6)	(2.0)	(1.2)
Amortization -business combination	(1.2)
Reclassifications			(0.7)
Assets held for sale	(2.6)	2.6
Translation adjustments	0.6
Ending balance	$ (13.5)	$ (5.7)	$ (6.3)